Average Annual Total Returns - Harbor Target Retirement Income Fund	Institutional Class One Year	Institutional Class Annualized Five Years	Institutional Class Annualized Ten Years	Institutional Class Annualized Since Inception	Institutional Class Inception Date	Institutional Class After Taxes on Distributions One Year	Institutional Class After Taxes on Distributions Annualized Five Years	Institutional Class After Taxes on Distributions Annualized Ten Years	Institutional Class After Taxes on Distributions Annualized Since Inception	Institutional Class After Taxes on Distributions and Sale of Fund Shares One Year	Institutional Class After Taxes on Distributions and Sale of Fund Shares Annualized Five Years	Institutional Class After Taxes on Distributions and Sale of Fund Shares Annualized Ten Years	Institutional Class After Taxes on Distributions and Sale of Fund Shares Annualized Since Inception	Bloomberg Barclays U.S. Aggregate Bond (reflects no deduction for fees, expenses or taxes) One Year		Bloomberg Barclays U.S. Aggregate Bond (reflects no deduction for fees, expenses or taxes) Annualized Five Years		Bloomberg Barclays U.S. Aggregate Bond (reflects no deduction for fees, expenses or taxes) Annualized Ten Years		Bloomberg Barclays U.S. Aggregate Bond (reflects no deduction for fees, expenses or taxes) Annualized Since Inception		MSCI EAFE (ND) (reflects no deduction for fees or expenses) One Year		MSCI EAFE (ND) (reflects no deduction for fees or expenses) Annualized Five Years		MSCI EAFE (ND) (reflects no deduction for fees or expenses) Annualized Ten Years		MSCI EAFE (ND) (reflects no deduction for fees or expenses) Annualized Since Inception		MSCI EAFE (ND) (reflects no deduction for fees, expenses or taxes) One Year		MSCI EAFE (ND) (reflects no deduction for fees, expenses or taxes) Annualized Five Years		MSCI EAFE (ND) (reflects no deduction for fees, expenses or taxes) Annualized Ten Years		MSCI EAFE (ND) (reflects no deduction for fees, expenses or taxes) Annualized Since Inception		Russell 3000® (reflects no deduction for fees, expenses or taxes) One Year		Russell 3000® (reflects no deduction for fees, expenses or taxes) Annualized Five Years		Russell 3000® (reflects no deduction for fees, expenses or taxes) Annualized Ten Years		Russell 3000® (reflects no deduction for fees, expenses or taxes) Annualized Since Inception
Total	10.56%	6.64%	5.32%	6.28%	Feb. 01, 2009	8.87%	5.14%	3.53%		6.38%	4.53%	3.50%		7.51%	[1]	4.44%	[1]	3.84%	[1]	4.24%	[1]	8.84%	[2]	6.21%	[2]	5.22%	[2]	5.92%	[2]	7.82%	[1]	7.45%	[1]	5.51%	[1]	7.67%	[1]	20.89%	[1]	15.43%	[1]	13.79%	[1]	15.20%	[1]

[1]	Since Inception return based on the inception date of the Fund.
[2]	The Composite Index Income is derived by applying the Harbor Target Retirement Income Fund’s (the “Income Fund”) target asset allocation to the results of the underlying funds’ benchmarks: Russell 1000® Growth Index, Russell Midcap® Growth Index, Russell 2000® Growth Index, Russell 1000® Value Index, Russell Midcap® Value Index, Russell 2000® Value Index, MSCI EAFE (ND) Index, MSCI All Country World Ex. U.S. (ND) Index (with respect to Harbor International Growth Fund weightings, prior to May 28, 2013, the MSCI EAFE Growth (ND) Index), MSCI All Country World (ND) Index, ICE BofAML U.S. High Yield Index, ICE BofAML U.S. Non-Distressed High Yield Index (with respect to the Harbor High-Yield Bond Fund; prior to March 31, 2015, the ICE BofAML U.S. High Yield Index was this fund’s benchmark and a component of the Composite Index), Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. TIPS Index, ICE BofAML 3-Month U.S. Treasury Bill Index. The weights of the Composite Index Income match the Income Fund’s historical target asset allocation and are adjusted as changes are made to this asset allocation.